Note 30 - Cash Flow Information - Non-cash Items and Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Operating profit	$ 60,889	$ 21,421	[1]	$ 20,618	[1]
Loss on sale of Property, plant and equipment				2
Impairment of Property, plant and equipment	144	208		12
Profit on disposal of subsidiary	(5,409)
Scrapping of Property, plant and equipment	63
Unrealised foreign exchange (gain)/loss	(31,307)	(243)		121
Cash-settled share-based payment expense	689	228		897
Cash-settled share-based payment expense included in operating cost	107	43		311
Equity-settled share-based payment expense		14		835
Settlement of cash-settled share-based payments	(1,384)
Site restoration		30		36
Depreciation	4,434	4,071		3,763
Allowance for obsolete stock		15		32
Provision for impairment – royalty rebate (note 11)				181
Unrealised portion of gold hedge	(102)
Net cash used for assets and liabilities held for sale		(2)
Cash generated by operations before working capital changes	28,124	25,785		26,808
Inventories	(1,655)	(277)		(1,975)
Prepayments	(2,099)	(62)		82
Trade and other receivables	393	(1,916)		(1,437)
Trade and other payables	(878)	(2,411)		5,407
Cash flows from operating activities	$ 23,885	$ 21,119	[2]	$ 28,885	[2]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.